UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-08659

The Henssler Funds, Inc.

(Exact name of Registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and Address of Agent for Service)

With copy to:
Pascual LLC

Tower Place 100

3340 Peachtree Road, N.E.

Suite 1690

Atlanta, GA 30326

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.10%
Consumer Discretionary - 12.24%
Auto Components - 0.81%
Magna International, Inc.	5,400	$328,212

Distributors - 0.72%
Genuine Parts Co.	3,000	291,930

Diversified Consumer Services - 0.85%
Service Corp. International	8,800	346,280

Hotels, Restaurants & Leisure - 0.83%
Cheesecake Factory, Inc.	6,000	336,180

Household Durables - 0.68%
Whirlpool Corp.	2,100	275,310

Leisure Products - 0.76%
Sturm Ruger & Co., Inc.	5,700	308,940

Media - 0.72%
WPP PLC - Sponsored ADR	3,700	289,858

Multiline Retail - 0.97%
Big Lots, Inc.	9,100	395,213

Specialty Retail - 4.91%
Five Below, Inc.(1)	4,500	437,220
Foot Locker, Inc.	7,500	366,075
Monro, Inc.	5,700	384,465
Ulta Beauty, Inc.(1)	1,300	317,707
Williams-Sonoma, Inc.	8,300	485,467
		1,990,934
Textiles, Apparel & Luxury Goods - 0.99%
Michael Kors Holdings, Ltd.(1)	6,000	400,380

Total Consumer Discretionary		4,963,237
Consumer Staples - 3.47%
Food Products - 1.84%
Campbell Soup Co.	6,100	249,490
Ingredion, Inc.	2,100	212,730
Sanderson Farms, Inc.	2,800	282,324
		744,544
Household Products - 0.74%
Church & Dwight Co., Inc.	5,400	301,860

Tobacco - 0.89%
Universal Corp.	5,200	359,320

Total Consumer Staples		1,405,724
Energy - 5.16%
Energy Equipment & Services - 2.53%
Dril-Quip, Inc.(1)	19,900	1,025,845

	Shares	Value
Oil, Gas & Consumable Fuels - 2.63%
World Fuel Services Corp.	38,300	$1,065,889

Total Energy		2,091,734
Financials - 16.26%
Banks - 4.18%
Commerce Bancshares, Inc.	6,781	452,971
Cullen/Frost Bankers, Inc.	3,700	408,813
East West Bancorp, Inc.	6,400	414,336
South State Corp.	5,000	418,500
		1,694,620
Capital Markets - 0.96%
CBOE Holdings, Inc.	4,000	388,520

Insurance - 8.60%
Assurant, Inc.	5,900	650,770
CNA Financial Corp.	9,100	425,698
Hanover Insurance Group, Inc.	4,700	589,474
Hartford Financial Services Group, Inc.	8,100	426,870
Principal Financial Group, Inc.	9,300	540,144
Reinsurance Group of America, Inc.	2,900	410,350
Torchmark Corp.	5,000	440,350
		3,483,656
Thrifts & Mortgage Finance - 2.52%
Oritani Financial Corp.	35,400	566,400
Washington Federal, Inc.	13,600	456,280
		1,022,680
Total Financials		6,589,476
Health Care - 8.16%
Biotechnology - 0.82%
United Therapeutics Corp.(1)	2,700	331,857

Health Care Equipment & Supplies - 3.14%
DENTSPLY SIRONA, Inc.	5,600	269,416
Masimo Corp.(1)	3,100	308,202
Varian Medical Systems, Inc.(1)	3,000	346,350
West Pharmaceutical Services, Inc.	3,200	350,880
		1,274,848
Health Care Providers & Services - 2.44%
AmerisourceBergen Corp.	3,200	261,856
Patterson Cos., Inc.	12,200	299,144
WellCare Health Plans, Inc.(1)	1,600	427,872
		988,872
Life Sciences Tools & Services - 1.76%
ICON PLC(1)	3,000	417,480
Mettler-Toledo International, Inc.(1)	500	296,255
		713,735
Total Health Care		3,309,312
Industrials - 15.40%
Aerospace & Defense - 2.02%
Curtiss-Wright Corp.	3,000	399,090
HEICO Corp. - Class A	6,500	420,875
		819,965
Airlines - 0.90%
Alaska Air Group, Inc.	5,800	364,414

Building Products - 2.17%
Lennox International, Inc.	1,900	412,452

	Shares	Value
Building Products (continued)
Simpson Manufacturing Co., Inc.	6,400	$466,944
		879,396
Commercial Services & Supplies - 1.87%
Copart, Inc.(1)	7,300	418,947
Healthcare Services Group, Inc.	8,400	338,184
		757,131
Construction & Engineering - 0.81%
Fluor Corp.	6,400	328,000

Electrical Equipment - 2.27%
Acuity Brands, Inc.	3,800	528,314
Hubbell, Inc.	3,173	391,072
		919,386
Machinery - 2.45%
Snap-on, Inc.	3,300	559,647
Woodward, Inc.	5,200	432,692
		992,339
Professional Services - 0.71%
Nielsen Holdings PLC	12,300	289,788

Road & Rail - 1.26%
Landstar System, Inc.	4,600	511,290

Trading Companies & Distributors - 0.94%
Watsco, Inc.	2,200	379,522

Total Industrials		6,241,231
Information Technology - 16.76%
Communications Equipment - 2.03%
F5 Networks, Inc.(1)	4,800	822,624

Electronic Equipment, Instruments & Components - 4.01%
Cognex Corp.	17,300	913,094
Coherent, Inc.(1)	4,500	711,270
		1,624,364
Internet Software & Services - 2.33%
NIC, Inc.	57,700	946,280

IT Services - 4.17%
MAXIMUS, Inc.	14,600	946,226
Teradata Corp.(1)	19,400	742,826
		1,689,052
Semiconductors & Semiconductor Equipment - 1.52%
First Solar, Inc.(1)	11,800	617,730

Software - 2.70%
Check Point Software Technologies, Ltd.(1)	9,700	1,092,899

Total Information Technology		6,792,949
Materials - 7.05%
Chemicals - 2.27%
Eastman Chemical Co.	8,900	922,218

Containers & Packaging - 4.78%
Avery Dennison Corp.	9,100	1,043,588
Silgan Holdings, Inc.	32,500	894,075
		1,937,663
Total Materials		2,859,881

	Shares	Value
Real Estate - 9.00%
Equity Real Estate Investment - 9.00%
Extra Space Storage, Inc.	9,000	$845,730
LTC Properties, Inc.	22,100	931,957
Mid-America Apartment Communities, Inc.	8,800	886,864
Weingarten Realty Investors	32,600	985,172
		3,649,723
Total Real Estate		3,649,723
Utilities - 5.60%
Electric Utilities - 0.94%
ALLETE, Inc.	4,900	379,897

Gas Utilities - 1.83%
Atmos Energy Corp.	3,900	358,293
New Jersey Resources Corp.	8,300	383,875
		742,168
Multi-Utilities - 1.71%
MDU Resources Group, Inc.	12,000	348,000
WEC Energy Group, Inc.	5,200	345,124
		693,124
Water Utilities - 1.12%
American States Water Co.	7,600	456,912

Total Utilities		2,272,101

TOTAL COMMON STOCKS
(COST $35,526,044)		40,175,368

SHORT TERM INVESTMENTS - 1.07%
Federated Government Obligations Fund - Institutional Shares, 7-day Yield 1.77%	433,064	433,064

TOTAL SHORT TERM INVESTMENTS
(COST $433,064)		433,064

TOTAL INVESTMENTS (100.17%)		40,608,432
(COST $35,959,108)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.17%)		(69,738)

NET ASSETS (100.00%)		$40,538,694

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

July 31, 2018 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financials Services- Investment Companies.

Accounting Estimates — In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange-traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. See Fair Value Measurements section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of July 31, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$40,175,368	$–	$–	$40,175,368
Short-Term Investments	433,064	–	–	433,064
TOTAL	$40,608,432	$–	$–	$40,608,432

*	See Schedule of Investments for industry classification.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

There were no transfers into or out of Levels 1 and 2 during the three months ended July 31, 2018.

For the three months ended July 31, 2018, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

Item 2 - Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President and Principal Executive Officer

Date:	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President and Principal Executive Officer

Date:	September 21, 2018

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer and Principal Financial Officer

Date:	September 21, 2018